Business and Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Business and Accounting Policies (Textuals) [Abstract]
Company's domestic inventory relate to LIFO layers	37.00%
Number of LIFO pools maintained (in pools)	5
Internal delivery costs in selling, distribution and administrative expenses	$ 15,500	$ 15,400	$ 14,400
Vesting period of SARs and stock option awards	4 years
Contractual terms of SARs and stock option awards	10 years
Software [Member]
Finite Lived Assets [Line Items]
Software useful life, maximum (in years)	12
Buildings, Buildings Improvements and Leasehold Improvements [Member]
Finite Lived Assets [Line Items]
Property, plant and equipment, useful life, minimum (in years)	10
Property, plant and equipment, useful life, maximum (in years)	30
Property and Equipment [Member]
Finite Lived Assets [Line Items]
Property, plant and equipment, useful life, minimum (in years)	3
Property, plant and equipment, useful life, maximum (in years)	8